Segment Information - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2018	May 31, 2017	May 31, 2016
Segment Reporting Information [Line Items]
Number of reportable segments	3	3	3
Number of operating segments		7
Consumer Segment | Sales | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of net sales		28.00%	28.00%	28.00%
Maximum | Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales		10.00%	10.00%	10.00%